Income taxes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign

The components of income from continuing operations before income tax comprise the following:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Income from continuing operations before income taxes:
The Company and domestic subsidiaries	¥18,046	¥22,311	¥46,181
Foreign subsidiaries	57,925	59,655	24,675

	¥75,971	¥81,966	¥70,856

Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes consists of the following:

	0000000	0000000	0000000
	Yen in millions
	For the year ended March 31
	2010	2011	2012
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥9,267	¥14,033	¥(1,216)
Foreign subsidiaries	9,041	8,772	7,184

Total current	18,308	22,805	5,968

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	198	(3,861)	13,043
Foreign subsidiaries	(938)	(635)	(210)

Total deferred	(740)	(4,496)	12,833

Total provision	¥17,568	¥18,309	¥18,801

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	000000	000000	000000
	For the year ended March 31
	2010	2011	2012
Statutory tax rate	41.0%	41.0%	41.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(23.4)	(22.4)	(16.1)
Tax (benefit) on undistributed earnings	3.3	(0.1)	5.1
Valuation allowance	0.4	(1.7)	4.1
Liabilities for unrecognized tax benefits	3.4	5.3	(10.5)
Accumulated earnings tax of foreign subsidiaries	(0.1)	0.3	0.0
Changes in Japanese income tax rates	—	—	1.4
Other	(1.5)	(0.1)	1.5

Effective income tax rate	23.1%	22.3%	26.5%

Summary of Income Tax Holiday

The aggregate amounts and per share effects of tax holidays are as follows:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Aggregate amounts of tax holidays	¥6,979	¥6,839	¥4,023

	Yen
Per share—basic	¥50.10	¥49.13	¥29.26

Diluted	¥50.10	¥47.44	¥27.38

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2011	2012
Deferred tax assets:
Inventories	¥2,474	¥3,650
Property, plant and equipment	6,894	7,570
Accrued bonus	2,497	2,324
Accrued enterprise tax	252	317
Pension and severance plans	4,617	3,677
Operating loss carryforwards for tax purposes	5,000	6,672
Foreign tax credit	7,222	7,880
Accrued vacation	859	949
Accrued expenses	1,550	1,839
Other	1,485	1,903

Gross deferred tax assets	32,850	36,781
Less—Valuation allowance	(6,235)	(9,786)

Net deferred tax assets	26,615	26,995

Deferred tax liabilities:
Basis difference of acquired assets	(2,672)	(3,613)
Undistributed earnings not permanently reinvested	(2,428)	(6,097)
Marketable securities	(1,401)	(125)
Intangible assets	(1,207)	(1,068)
Transfer pricing adjustments	—	(9,363)
Other	(254)	(1,172)

Gross deferred tax liabilities	(7,962)	(21,438)

Net deferred tax assets	¥18,653	¥5,557

Summary of Valuation Allowance

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions
	March 31
	2010	2011	2012
Valuation allowance at beginning of year	¥(7,026)	¥(7,606)	¥(6,235)
Additions	(1,693)	(1,535)	(3,490)
Deductions	1,113	2,906	1,581
Impact of acquisition of companies	—	—	(1,642)

Valuation allowance at end of year	¥(7,606)	¥(6,235)	¥(9,786)

Components of net deferred tax assets

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2011	2012
Deferred tax assets:
Other current assets	¥6,963	¥7,314
Other non-current assets	15,526	8,352
Deferred tax liabilities:
Other current liabilities	(406)	(7,166)
Other long-term liabilities	(3,430)	(2,943)

Net deferred tax assets	¥18,653	¥5,557

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Yen in millions
	March 31,
	2010	2011	2012
Balance at April 1	¥2,374	¥4,887	¥9,199
Additions for tax positions of the current year	2,944	4,312	1,766
Additions for tax positions of prior years	—	—	—
Reductions for tax positions of prior years	(431)	—	—
Lapse of the applicable statute of limitations	—	—	—
Settlements	—	—	(9,199)

Balance at March 31	¥4,887	¥9,199	¥1,766